SCHEDULE OF CONTRACT ASSETS/LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Jan. 01, 2025
Accounts Receivable [Member]
ScheduleOfContractAssetsLiabilitiesLineItems [Line Items]
Accounts receivable	$ 4,900